SHAREHOLDERS EQUITY (Details) - shares	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2019
Shares issued in connection with asset acquisition			1,513,000
Issuance of shares associated with subordinate voting share offering		9,000,000
Subordinate Voting Share [Member]
Beginning balance, shares	111,806,000	57,617,000
Issuance Of Vested Restricted Stock Units	220,000	1,290,000
Stock issued in connection with exercise of stock options		167,000
Shares issued in connection with exercise of warrants		1,511,000
Shares issued in connection with conversion of convertible debentures		2,580,000
Shares issued in connection with asset acquisition		30,641,000
Issuance of shares associated with subordinate voting share offering		18,000,000
Ending balance, shares	112,026,000	111,806,000
Super Voting Share [Member]
Beginning balance, shares	203,000	203,000
Issuance Of Vested Restricted Stock Units	0
Ending balance, shares	203,000	203,000